Income Taxes - Schedule of Tax Impact on Deferred Tax Asset and Liability (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current deferred tax asset:
Tax losses	¥ 19,236	$ 2,798	¥ 19,552
Valuation allowances	(19,236)	(2,798)	(19,552)	$ (2,844)	¥ (19,285)
Current deferred tax asset, net	¥ 0	$ 0	¥ 0